Income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Tax rate of Hong Kong subsidiaries	16.50%	16.50%
Tax rate of PRC		25.00%	25.00%
Accumulated tax losses	$ 24,990	$ 22,228
Tax effect thereon	4,478	3,976
Accrued penalties	$ 0	$ 0
HONG KONG
Statutory rate	8.25%	16.50%